Intangible Assets - Changes in Carrying Amount of Trademarks (Detail) - Trademarks [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Trademarks, Beginning Balance	$ 103,040	$ 92,010
Reclassify to definite-lived		(6,600)
Acquisitions and purchase accounting adjustments	31,000	22,000
Translation impact	4,369	(4,370)
Trademarks, Ending Balance	129,671	103,040
Broadcast Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Trademarks, Beginning Balance	83,120	66,064
Reclassify to definite-lived		(2,700)
Acquisitions and purchase accounting adjustments		22,000
Translation impact	2,198	(2,244)
Trademarks, Ending Balance	80,922	83,120
Enterprise Connectivity Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Trademarks, Beginning Balance	4,063	4,063
Trademarks, Ending Balance	4,063	4,063
Industrial Connectivity Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Trademarks, Beginning Balance	10,744	12,193
Translation impact	1,654	(1,449)
Trademarks, Ending Balance	9,090	10,744
Industrial IT Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Trademarks, Beginning Balance	5,113	9,690
Reclassify to definite-lived		(3,900)
Translation impact	517	(677)
Trademarks, Ending Balance	4,596	$ 5,113
Network Security Solutions [Member]
Indefinite-lived Intangible Assets [Line Items]
Acquisitions and purchase accounting adjustments	31,000
Trademarks, Ending Balance	$ 31,000